Noncontrolling Interests - Schedule of Noncontrolling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Balance, Beginning	$ (9,109,839)
Deconsolidation	295,830	$ 1,216,007	$ 809,692
Share-based compensation (Note 15)	1,113,828	2,240,512	3,068,213
Net income (loss)	(1,480,927)	(2,520,375)	(5,651,884)
Balance, Ending	(10,027,860)	(9,109,839)
Commodities Brokerage Services
Noncontrolling Interest [Line Items]
Balance, Beginning	(10,731,223)	(9,226,990)	(4,524,931)
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation	295,830	1,216,007	809,692
Share-based compensation (Note 15)	267,076	529,600	876,995
Net income (loss)	(1,704,695)	(3,249,840)	(6,388,746)
Balance, Ending	(11,873,012)	(10,731,223)	(9,226,990)
Investment Advisory Services
Noncontrolling Interest [Line Items]
Balance, Beginning
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation
Share-based compensation (Note 15)
Net income (loss)
Balance, Ending
Institution Subscription services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation
Share-based compensation (Note 15)
Net income (loss)
Balance, Ending
Rifa Financial Holdings Brokerage services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning	1,621,384	891,919	155,057
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation
Share-based compensation (Note 15)
Net income (loss)	223,768	729,465	736,862
Balance, Ending	1,845,152	1,621,384	891,919
Other [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation
Share-based compensation (Note 15)
Net income (loss)
Balance, Ending
Non Controlling Interest
Noncontrolling Interest [Line Items]
Balance, Beginning	(9,109,839)	(8,335,071)	(4,369,874)
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation	295,830	1,216,007	809,692
Share-based compensation (Note 15)	267,076	529,600	876,995
Net income (loss)	(1,480,927)	(2,520,375)	(5,651,884)
Balance, Ending	$ (10,027,860)	$ (9,109,839)	$ (8,335,071)